Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Total income (expenses)	$ (4,338)	$ 11,749	$ 5,448
KNOT [Member] | Charter Revenues [Member]
Related Party Transaction [Line Items]
Time charter and bareboat revenues		16,231	8,881
KNOT [Member] | Guarantee Income [Member]
Related Party Transaction [Line Items]
Other income	770	122
KNOT [Member] | Technical and Operational Management Fee [Member]
Related Party Transaction [Line Items]
Operating expenses	2,971	2,420	1,764
KNOT [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	1,279	1,134	667
KNOT [Member] | Administration and Management Fee [Member]
Related Party Transaction [Line Items]
Administration fee	203	170	99
KNOT [Member] | Financing Service Fee [Member]
Related Party Transaction [Line Items]
Finance income (expense)			(50)
KNOT [Member] | Interest Expenses [Member]
Related Party Transaction [Line Items]
Interest expense charged from KNOT	(128)	(268)	(277)
KOAS [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	382	461	425
KOAS UK [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Administration fee	$ 145	$ 151	$ 151